UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  06/30/03



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  09/04/03

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   49

                                        -------


Form 13F Information Table Value Total:  $88,094
                                                              --------
 (thousands)









                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101     1436    44775 SH       SOLE                    44775
AMAZON COM INC COM             COM              023135106      976    26885 SH       SOLE                    26885
AMERICAN INTL GROUP COM        COM              026874107     1490    27000 SH       SOLE                    27000
AMGEN INC COM                  COM              031162100     2586    39215 SH       SOLE                    39215
ATS MED INC COM                COM              002083103      194    50000 SH       SOLE                    50000
AUTOZONE INC COM               COM              053332102     1012    13315 SH       SOLE                    13315
BANK NEW YORK INC COM          COM              064057102      247     8600 SH       SOLE                     8600
BRISTOL MYERS SQUIBB COM       COM              110122108      326    12000 SH       SOLE                    12000
CISCO SYS INC COM              COM              17275R102     6243   371828 SH       SOLE                   371828
CITIGROUP INC COM              COM              172967101     3541    82731 SH       SOLE                    82731
COCA COLA CO COM               COM              191216100      406     8750 SH       SOLE                     8750
DELL COMPUTER CORP COM         COM              247025109     1348    42325 SH       SOLE                    42325
DIEBOLD, INC.                  COM              253651103      203     4698 SH       SOLE                     4698
DUPONT PHOTOMASKS INC          COM              26613x101      225    11955 SH       SOLE                    11955
EBAY INC COM                   COM              278642103      972     9350 SH       SOLE                     9350
EXXON MOBIL CORP.              COM              30231G102      530    14760 SH       SOLE                    14760
FEDERAL NATL MTG ASSN COM      COM              313586109     1940    28760 SH       SOLE                    28760
GENENTECH INC                  COM              368710406     1722    23870 SH       SOLE                    23870
GENERAL ELEC CO COM            COM              369604103     1592    55520 SH       SOLE                    55520
HOME DEPOT INC COM             COM              437076102     1201    36250 SH       SOLE                    36250
INTEL CORP COM                 COM              458140100     3618   173840 SH       SOLE                   173840
INTERACTIVE CORP               COM                            1774    45095 SH       SOLE                    45095
J P MORGAN CHASE & CO.         COM              46625H100      276     8070 SH       SOLE                     8070
JOHNSON & JOHNSON COM          COM              478160104     2718    52575 SH       SOLE                    52575
KEYCORP NEW COM                COM              493267108      303    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     2624    54700 SH       SOLE                    54700
MERCK & CO INC COM             COM              589331107     1163    19200 SH       SOLE                    19200
MICROSOFT CORP COM             COM              594918104     7161   279296 SH       SOLE                   279296
MINNESOTA MNG & MFG CO COM     COM              604059105    15596   120916 SH       SOLE                   120916
NETWORK APPLIANCE              COM              64120L104      565    35120 SH       SOLE                    35120
OPENWAVE COMMUNICATIONS        COM              683718100      184    92075 SH       SOLE                    92075
PFIZER INC COM                 COM              717081103     2657    77790 SH       SOLE                    77790
PNC BANK CORP.                 COM              693475105      488    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      709     7949 SH       SOLE                     7949
QUALCOMM INC COM               COM              747525103     2097    58345 SH       SOLE                    58345
SCHWAB CHARLES CP NEW COM      COM              808513105      651    64471 SH       SOLE                    64471
SLM                            COM              90390U102     1115    28455 SH       SOLE                    28455
ST JUDE MED INC COM            COM              790849103     2220    38606 SH       SOLE                    38606
SYMANTEC CORP COM              COM              871503108     1832    41720 SH       SOLE                    41720
TARGET CORP.                   COM              87612E106     1217    32150 SH       SOLE                    32150
VERIZON COMMUNICAITONS         COM              92343v104     1587    40219 SH       SOLE                    40219
WAL MART STORES INC COM        COM              931142103     2997    55833 SH       SOLE                    55833
ZIMMER HLDGS INC COM           COM              98956P102     1820    40395 SH       SOLE                    40395
AMBAC FINANCIAL GROUP 5.95% PF PFD                             462    18000 SH       SOLE                    18000
CITIGROUP CAPITAL 6.00% TRUST  PFD                             903    35000 SH       SOLE                    35000
GENERAL ELECTRIC CAPITAL 5.875 PFD                             825    31300 SH       SOLE                    31300
NEW YORK STATE MUNI BOND FUND                   779571108      493 42625.746SH       SOLE                42625.746

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